Significant equity transactions - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Sep. 23, 2019 CNY (¥)	Sep. 23, 2019 USD ($) $ / shares shares	Apr. 05, 2019 CNY (¥) shares	Apr. 05, 2019 USD ($) shares	Dec. 31, 2021	Dec. 31, 2019 CNY (¥)	Sep. 01, 2017 shares
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares issued							50,000
Proceeds from initial public offering			¥ 212,100	$ 31,900		¥ 212,144
Selling Shareholders
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered			1,668,033	1,668,033
The Paper
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares issued		1,480,123
Common stock cash consideration	¥ 144,400	$ 20,408,467
Cash consideration price per share | $ / shares		$ 13.79
Difference between fair value of shares issued and cash consideration paid	¥ 8,400	$ 1,201,625
Difference between fair value of securities issued and incremental cooperation service fee amortization period	5 years	5 years
Equity interests percentage		1.00%
VIE Agreement Terms					The Paper will also carry out the performance of certain strategic cooperation agreements for an annual fee charge to Jifen VIE, for five years
Parent Company
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered			831,967	831,967